Annual Total Returns [BarChart] - AMG Managers Cadence Emerging Companies Fund - Class N	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	39.74%
Annual Return 2011	4.83%
Annual Return 2012	14.36%
Annual Return 2013	44.42%
Annual Return 2014	0.09%
Annual Return 2015	5.96%
Annual Return 2016	24.68%
Annual Return 2017	22.22%
Annual Return 2018	(6.12%)
Annual Return 2019	9.74%